UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 68.8%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.444%	2/25/36	$691,140	$577,154	(a)
American Home Mortgage Assets, 2006-3 3A12	0.364%	10/25/46	1,345,985	964,863	(a)
American Home Mortgage Assets, 2006-6 A1A	0.364%	12/25/46	1,158,777	821,272	(a)
Banc of America Funding Corp., 2005-B 3A1	0.406%	4/20/35	1,359,541	1,295,417	(a)
Banc of America Funding Corp., 2015-R2 4A2	0.333%	9/29/36	5,816,986	2,675,813	(a)(b)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.652%	12/15/19	3,500,000	3,500,000	(a)(b)
BCAP LLC Trust, 2015-RR2 25A1	0.239%	10/28/36	2,848,070	2,712,786	(a)(b)
Bear Stearns Alt-A Trust, 2004-10 1A1	0.854%	9/25/34	160,377	160,017	(a)
Bear Stearns ARM Trust, 2005-12 11A1	2.579%	2/25/36	129,793	101,774	(a)
Carefree Portfolio Trust, 2014-CMZB MZB	7.897%	11/15/29	1,700,000	1,707,187	(a)(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	544,000	542,027
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	940,000	801,585	(a)
Chevy Chase Mortgage Funding Corp., 2004-4A A1	0.404%	10/25/35	3,095,438	2,874,163	(a)(b)
COMM Mortgage Trust, 2013-CR12 E	5.085%	10/10/46	380,000	348,545	(a)(b)
COMM Mortgage Trust, 2013-CR13 E	4.755%	12/10/23	711,000	639,123	(a)(b)
Connecticut Avenue Securities, 2013-C01 M2	5.424%	10/25/23	3,110,000	3,407,415	(a)
Countrywide Alternative Loan Trust, 2004-6CB A	0.464%	5/25/34	3,357,974	3,270,141	(a)
Countrywide Alternative Loan Trust, 2005-27 1A3	1.597%	8/25/35	3,205,868	3,024,063	(a)
Countrywide Alternative Loan Trust, 2005-72 A1	0.444%	1/25/36	54,730	49,060	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.474%	1/25/36	494,615	419,117	(a)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.376%	7/20/46	282,715	204,425	(a)
Countrywide Alternative Loan Trust, 2007-14T2 A3	38.858%	7/25/37	2,085,133	4,495,078	(a)
Countrywide Alternative Loan Trust, 2007-23CB A4, IO	6.326%	9/25/37	4,720,486	1,362,049	(a)
Countrywide Alternative Loan Trust, 2007-24 A3, IO	6.776%	10/25/37	5,238,273	1,509,380	(a)
Countrywide Alternative Loan Trust, 2007-J1 2A10	6.000%	3/25/37	3,603,323	2,601,470
Countrywide Home Loans, 2003-HYB1 1A1	2.704%	5/19/33	154,045	151,533	(a)
Countrywide Home Loans, 2004-16 1A3A	0.934%	9/25/34	2,799,129	2,554,891	(a)
Countrywide Home Loans, 2004-R1 1AF	0.571%	11/25/34	298,044	274,200	(a)(b)
Countrywide Home Loans, 2004-R2 1AF1	0.594%	11/25/34	145,938	131,244	(a)(b)
Countrywide Home Loans, 2005-R1 1AF1	0.534%	3/25/35	77,269	69,478	(a)(b)
Countrywide Home Loans, 2005-R3 AF	0.574%	9/25/35	851,717	771,083	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.594%	7/25/36	529,798	486,077	(a)(b)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	881,000	865,152
Credit Suisse Mortgage Trust, 2015-2R 7A3	2.826%	8/27/36	3,373,516	3,460,700	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 1A1	1.000%	7/29/37	1,200,000	1,117,500	(a)(b)(c)
Credit Suisse Mortgage Trust, 2015-3R 2A3	0.361%	1/25/37	6,272,000	4,274,556
Credit Suisse Mortgage Trust, 2015-Town MZ	1.000%	3/15/17	6,000,000	5,955,000	(c)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	373,743	402,702
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	136,756
Federal Home Loan Mortgage Corp. (FHLMC), 2638 DI, IO, PAC	5.000%	5/15/23	83,564	3,747
Federal Home Loan Mortgage Corp. (FHLMC), 3027 AS, IO	5.976%	5/15/29	159,369	22,910	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3136 PS, IO, PAC-1	6.476%	4/15/36	2,223,725	347,210	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3265 SB, IO	5.966%	1/15/37	144,965	17,681	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3397 GS Remics IO	6.826%	12/15/37	1,558,651	279,253	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3601 BI, IO	5.000%	3/15/39	$67,047	$2,882
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	5,824,405	6,578,765
Federal Home Loan Mortgage Corp. (FHLMC), 3740 DS, IO	5.846%	10/15/40	12,916,802	2,548,976	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3890 BE, PAC	5.000%	7/15/41	5,000,000	5,875,035
Federal Home Loan Mortgage Corp. (FHLMC), 3921 SB, IO	6.386%	9/15/41	11,734,961	2,751,467	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.776%	10/15/41	2,246,856	399,201	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3960 SJ, IO	6.476%	8/15/40	3,268,939	588,337	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3966 SA, IO	5.726%	12/15/41	3,549,126	608,826	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3990 GS, IO, PAC-1	6.426%	3/15/41	15,902,467	3,150,064	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4019 GI, IO, PAC	4.500%	12/15/41	3,683,974	598,566
Federal Home Loan Mortgage Corp. (FHLMC), 4032 CI, IO	3.500%	6/15/26	4,661,245	476,386
Federal Home Loan Mortgage Corp. (FHLMC), 4048 IK, IO	3.000%	5/15/27	1,379,781	136,320
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.876%	7/15/42	241,975	47,779	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 SB, IO	5.826%	7/15/42	7,229,300	1,534,180	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4077 TO, PO	0.000%	5/15/41	12,222,775	11,247,615
Federal Home Loan Mortgage Corp. (FHLMC), 4085, IO	3.000%	6/15/27	5,783,165	635,052
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	9,766,698	1,197,881
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.876%	8/15/42	556,209	106,061	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4114 LI, IO	3.500%	10/15/32	10,050,938	1,731,098
Federal Home Loan Mortgage Corp. (FHLMC), 4120 YS, IO	5.976%	10/15/42	21,703,296	5,361,691	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4123 DI, IO	3.000%	10/15/27	43,491,411	4,981,506
Federal Home Loan Mortgage Corp. (FHLMC), 4134 IM, IO, PAC	3.500%	11/15/42	10,772,326	2,090,968
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.976%	11/15/42	401,170	90,482	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.976%	11/15/42	430,637	101,667	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.976%	11/15/42	582,682	125,531	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4139 EI, IO	3.000%	9/15/31	20,162,190	2,481,724
Federal Home Loan Mortgage Corp. (FHLMC), 4142 IA Remics IO	3.000%	12/15/32	11,487,551	1,744,310
Federal Home Loan Mortgage Corp. (FHLMC), 4144 GI, IO, PAC-1	3.000%	12/15/32	6,901,403	937,666
Federal Home Loan Mortgage Corp. (FHLMC), 4147 IN, IO	3.500%	12/15/32	8,727,310	1,462,579
Federal Home Loan Mortgage Corp. (FHLMC), 4151 AI, IO	3.000%	1/15/33	22,171,833	3,275,234

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4156 AI, IO	3.000%	10/15/31	$36,623,814	$4,609,473
Federal Home Loan Mortgage Corp. (FHLMC), 4156 SA, IO, PAC	6.026%	1/15/33	11,894,522	2,432,430	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4166 PZ, PAC-11	3.250%	2/15/43	4,279,821	4,395,789
Federal Home Loan Mortgage Corp. (FHLMC), 4170 PI, IO, PAC-1	3.000%	1/15/33	12,249,974	1,572,823
Federal Home Loan Mortgage Corp. (FHLMC), 4173 AZ	3.000%	3/15/43	4,932,207	4,503,389
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.076%	9/15/42	3,267,878	544,781	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4206 CZ	3.000%	5/15/43	5,282,341	5,193,835
Federal Home Loan Mortgage Corp. (FHLMC), 4210 Z	3.000%	5/15/43	9,550,462	9,425,294
Federal Home Loan Mortgage Corp. (FHLMC), 4226 GZ	3.000%	7/15/43	5,256,027	5,102,570
Federal Home Loan Mortgage Corp. (FHLMC), 4350 AS, IO	1.929%	12/15/37	22,998,137	1,920,310	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4383 KS, IO	5.926%	9/15/44	15,621,377	3,649,004	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,365,899	2,695,681
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 267 S5, IO	5.826%	8/15/42	15,742,732	3,832,688	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	11,753,802	9,639,892
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 327 PO, PO	0.000%	3/15/44	7,818,689	6,406,370
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4 STRIPS, IO	1.884%	2/15/38	9,505,025	735,682	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.179%	4/25/20	5,038,651	224,293	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K034 X3, IO	1.726%	9/25/41	16,200,000	1,925,799	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K714 X3, IO	1.793%	1/25/42	21,598,714	1,902,566	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.357%	6/25/21	30,742,279	1,958,959	(a)
Federal National Mortgage Association (FNMA), 2003-022, IO	6.000%	4/25/33	263,676	57,773
Federal National Mortgage Association (FNMA), 2009-006 KZ	5.000%	2/25/49	1,610,263	1,765,221
Federal National Mortgage Association (FNMA), 2009-059 LB	5.343%	8/25/39	1,608,978	1,787,946	(a)
Federal National Mortgage Association (FNMA), 2009-074 TX, PAC	5.000%	9/25/39	5,000,000	5,390,180
Federal National Mortgage Association (FNMA), 2010-002 AI, IO	5.500%	2/25/40	1,611,733	309,864
Federal National Mortgage Association (FNMA), 2010-059 PC, PAC	5.000%	6/25/40	19,140,000	22,747,469
Federal National Mortgage Association (FNMA), 2010-084 SK, IO	6.386%	8/25/40	5,368,372	1,027,372	(a)
Federal National Mortgage Association (FNMA), 2010-110 AE	9.750%	11/25/18	782,179	864,239

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2010-123 SK, IO	5.876%	11/25/40	$8,302,933	$1,662,002	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.356%	1/25/41	2,974,817	551,434	(a)
Federal National Mortgage Association (FNMA), 2011-015 AB	9.750%	8/25/19	536,507	590,836
Federal National Mortgage Association (FNMA), 2011-051 SM, IO	5.676%	6/25/41	16,697,674	2,696,265	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	365,189	437,952
Federal National Mortgage Association (FNMA), 2011-059 YS, IO	6.526%	11/25/40	11,076,426	1,477,191	(a)
Federal National Mortgage Association (FNMA), 2011-062 LS, IO	6.426%	1/25/32	8,175,030	1,542,571	(a)
Federal National Mortgage Association (FNMA), 2011-099 KI, IO	4.500%	12/25/25	2,117,432	247,073
Federal National Mortgage Association (FNMA), 2011-144 PT	11.855%	1/25/38	1,557,635	1,956,762	(a)
Federal National Mortgage Association (FNMA), 2012-009 WS, IO	6.326%	2/25/42	14,551,365	3,443,311	(a)
Federal National Mortgage Association (FNMA), 2012-014 SL, IO	6.376%	12/25/40	13,765,693	2,482,347	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	2,297,273	2,582,211
Federal National Mortgage Association (FNMA), 2012-043 AI, IO	3.500%	4/25/27	16,560,761	2,095,922
Federal National Mortgage Association (FNMA), 2012-047 JS, IO	6.326%	5/25/42	8,683,965	2,080,700	(a)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,271,155	1,453,097
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	3,976,494	415,478
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.776%	7/25/42	27,810,867	6,506,881	(a)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.426%	7/25/42	8,969,967	1,815,454	(a)
Federal National Mortgage Association (FNMA), 2012-114 SB, IO	5.876%	10/25/42	17,464,342	4,025,461	(a)
Federal National Mortgage Association (FNMA), 2012-123 BI, IO	3.500%	11/25/32	4,927,068	827,358
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.976%	11/25/42	772,149	184,578	(a)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.976%	11/25/42	1,295,345	319,382	(a)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.976%	12/25/42	422,870	106,732	(a)
Federal National Mortgage Association (FNMA), 2012-135 AI, IO	3.000%	12/25/27	6,628,720	723,913
Federal National Mortgage Association (FNMA), 2012-148 IM, IO	3.000%	1/25/28	24,482,361	2,815,153
Federal National Mortgage Association (FNMA), 2012-149 AI, IO	3.000%	1/25/28	15,165,647	1,989,005
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	1,060,687	1,218,052
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	8,032,197	9,090,571
Federal National Mortgage Association (FNMA), 2013-009 HS, IO	6.026%	7/25/41	8,629,806	1,503,765	(a)
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.976%	2/25/43	2,602,690	607,162	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2013-037, IO	3.000%	4/25/33	$20,763,120	$3,431,822
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	4,531,484	4,456,309
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.816%	8/25/44	12,958,242	968,933	(a)
Federal National Mortgage Association (FNMA), 2014-47 IA, IO	1.708%	8/25/44	10,835,274	727,437	(a)
Federal National Mortgage Association (FNMA), 2014-49 KS, IO	1.762%	8/25/44	9,630,689	728,409	(a)
Federal National Mortgage Association (FNMA), 2014-78 KT, IO	3.000%	7/25/43	8,372,476	1,948,715	(a)
Federal National Mortgage Association (FNMA), 2015-6 KI, IO	1.500%	12/25/42	3,500,000	458,212	(a)
Federal National Mortgage Association (FNMA), 364 13, IO	6.000%	9/25/35	235,775	55,765
Federal National Mortgage Association (FNMA), 383 18, IO	5.500%	1/25/38	346,698	65,078
Federal National Mortgage Association (FNMA), 383 20, IO	5.500%	7/25/37	240,379	45,519
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	192,794	36,261
Federal National Mortgage Association (FNMA), 407 42, IO	6.000%	1/25/38	151,996	26,687
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	1,609,521	281,750
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	4,230,050	812,812
Federal National Mortgage Association (FNMA) STRIPS, 409 C14, IO	3.500%	4/25/42	35,667,168	6,876,942
Government National Mortgage Association (GNMA), 2002-057 FK	0.675%	8/16/32	951,319	956,538	(a)
Government National Mortgage Association (GNMA), 2003-094 SD, IO	6.386%	7/16/33	53,159	9,989	(a)
Government National Mortgage Association (GNMA), 2004-059 FP	0.475%	8/16/34	1,510,446	1,512,234	(a)
Government National Mortgage Association (GNMA), 2004-081 SK, IO	6.026%	10/16/34	1,777,996	395,977	(a)
Government National Mortgage Association (GNMA), 2007-017 IB, IO	6.074%	4/20/37	9,579,336	1,815,461	(a)
Government National Mortgage Association (GNMA), 2007-045 QB, IO	6.424%	7/20/37	1,898,083	269,343	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.326%	11/20/59	2,035,227	2,080,904	(a)
Government National Mortgage Association (GNMA), 2010-004 SI, IO	5.926%	11/16/34	4,246,092	782,370	(a)
Government National Mortgage Association (GNMA), 2010-009 UI, IO	5.000%	1/20/40	41,233,914	7,711,402
Government National Mortgage Association (GNMA), 2010-013, IO	0.420%	11/16/51	39,405,950	756,791	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.324%	3/20/39	158,595	20,063	(a)
Government National Mortgage Association (GNMA), 2010-041 HI, IO	5.000%	6/20/36	1,667,910	42,829
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.304%	4/20/40	33,114	5,624	(a)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	3,700,000	3,997,746
Government National Mortgage Association (GNMA), 2010-059 SM, IO	5.826%	5/16/40	1,468,073	311,582	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.474%	1/20/40	$88,517	$14,991	(a)
Government National Mortgage Association (GNMA), 2010-099 NI, IO, PAC-1	4.500%	9/20/37	1,400,000	82,392
Government National Mortgage Association (GNMA), 2010-102, IO	0.740%	6/16/52	2,829,054	99,936	(a)
Government National Mortgage Association (GNMA), 2010-109 CI, IO, PAC-1	4.500%	12/20/37	919,275	51,863
Government National Mortgage Association (GNMA), 2010-109 MI, IO, PAC-1	4.500%	10/20/37	1,864,491	99,080
Government National Mortgage Association (GNMA), 2010-118, IO	0.677%	4/16/53	7,373,896	245,816	(a)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	15,422,772	1,595,987
Government National Mortgage Association (GNMA), 2010-157 LS, IO, PAC	6.364%	4/20/38	4,841,641	468,083	(a)
Government National Mortgage Association (GNMA), 2010-168 MI, IO, PAC	4.500%	7/20/37	2,314,980	102,827
Government National Mortgage Association (GNMA), 2010-H02 FA	0.852%	2/20/60	5,994,283	6,040,636	(a)
Government National Mortgage Association (GNMA), 2011-002 NS, IO, PAC	5.906%	3/16/39	847,019	74,528	(a)
Government National Mortgage Association (GNMA), 2011-040 EI, IO	4.000%	12/16/25	1,010,041	81,341
Government National Mortgage Association (GNMA), 2011-040 MI, IO, PAC-1	4.500%	1/16/38	1,625,663	52,730
Government National Mortgage Association (GNMA), 2011-070 PO, PO	0.000%	5/16/41	7,941,564	6,958,971
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	2,800,000	3,166,647
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	1,515,025	1,655,354
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.924%	9/16/46	27,772,288	1,310,477	(a)
Government National Mortgage Association (GNMA), 2012-013 SK, IO	6.474%	2/20/41	4,897,445	746,353	(a)
Government National Mortgage Association (GNMA), 2012-038 MI, IO, PAC	4.000%	3/20/42	26,417,831	4,486,012
Government National Mortgage Association (GNMA), 2012-051 GI, IO, PAC	3.500%	7/20/40	2,980,860	400,713
Government National Mortgage Association (GNMA), 2012-087 IO, IO	0.852%	8/16/52	61,597,845	3,684,906	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.837%	2/16/53	19,798,904	1,244,945	(a)
Government National Mortgage Association (GNMA), 2012-125 IO, IO	0.857%	2/16/53	6,330,107	405,003	(a)
Government National Mortgage Association (GNMA), 2012-128 IE, IO	3.500%	10/16/42	14,969,873	2,719,659
Government National Mortgage Association (GNMA), 2012-136 BI, IO	3.500%	11/20/42	4,946,478	1,027,767
Government National Mortgage Association (GNMA), 2013-005 BI, IO	3.500%	1/20/43	14,183,013	2,940,550
Government National Mortgage Association (GNMA), 2013-010 AI, IO	3.500%	1/20/43	3,714,003	713,271
Government National Mortgage Association (GNMA), 2013-010 BI, IO	3.500%	1/16/43	9,376,990	1,936,686
Government National Mortgage Association (GNMA), 2013-027 PZ, PAC-11	3.500%	2/20/43	1,023,216	1,009,694
Government National Mortgage Association (GNMA), 2013-037 JZ, PAC-11	3.500%	3/20/43	1,155,892	1,120,952

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2013-054 JZ, PAC-11	3.500%	4/20/43	$847,598	$846,712
Government National Mortgage Association (GNMA), 2013-062 IP, IO	4.500%	7/20/40	7,668,048	973,524
Government National Mortgage Association (GNMA), 2013-082 IE, IO	3.500%	5/20/43	2,477,537	523,842
Government National Mortgage Association (GNMA), 2013-082 IG, IO	3.500%	5/20/43	3,307,488	673,788
Government National Mortgage Association (GNMA), 2013-082 IT, IO, PAC	3.500%	5/20/43	4,687,972	917,804
Government National Mortgage Association (GNMA), 2013-088 SL, IO	4.074%	5/20/43	4,704,461	308,451	(a)
Government National Mortgage Association (GNMA), 2013-090 PI, IO, PAC-1	3.500%	10/20/41	13,131,845	1,811,538
Government National Mortgage Association (GNMA), 2013-107 ID, IO	0.847%	11/16/47	26,862,892	1,577,026	(a)
Government National Mortgage Association (GNMA), 2013-113 AZ	3.000%	8/20/43	6,832,228	5,723,863
Government National Mortgage Association (GNMA), 2013-119 TZ	3.000%	8/20/43	10,459,626	9,992,410
Government National Mortgage Association (GNMA), 2013-138 IO, IO	0.762%	11/16/54	37,656,824	1,902,705	(a)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.984%	9/16/51	14,584,226	1,074,602	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.122%	9/16/44	7,450,853	548,476	(a)
Government National Mortgage Association (GNMA), 2013-147 QS, IO, PAC	6.574%	12/20/39	1,909,203	362,904	(a)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.524%	6/20/43	17,281,683	3,080,987	(a)
Government National Mortgage Association (GNMA), 2013-157 IA, IO	3.500%	4/20/40	11,646,651	1,532,897
Government National Mortgage Association (GNMA), 2013-163, IO	1.216%	2/16/46	19,220,549	1,491,101	(a)
Government National Mortgage Association (GNMA), 2013-175 IO, IO	0.960%	5/16/55	27,891,682	1,701,588	(a)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	1.032%	6/16/55	14,984,523	1,033,198	(a)
Government National Mortgage Association (GNMA), 2014-025 VI, IO	5.000%	2/20/44	5,489,308	1,153,367
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.379%	2/16/48	8,142,924	626,745	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.035%	9/16/55	8,029,965	563,687	(a)
Government National Mortgage Association (GNMA), 2014-091 SB, IO	5.426%	6/16/44	5,139,359	922,977	(a)
Government National Mortgage Association (GNMA), 2014-161 IQ, IO	3.500%	11/20/44	3,913,463	504,023
GS Mortgage Securities Trust, 2006-GG6 C	5.550%	4/10/38	870,000	873,996	(a)

GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	411,000	420,841
GS Mortgage Securities Trust, 2013-GC14 F	4.772%	8/10/46	540,000	479,420	(a)(b)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.341%	6/25/34	1,926,371	1,821,295	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.524%	1/25/36	3,115,881	2,729,667	(a)(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1	0.574%	4/25/36	2,952,329	2,510,634	(a)(b)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.378%	9/19/46	539,817	422,926	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.914%	12/25/34	3,900,110	3,745,457	(a)
HSI Asset Loan Obligation Trust, 2006-2 1A8, IO	6.456%	12/25/36	10,908,605	2,517,095	(a)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.400%	11/15/16	3,500,000	3,512,743	(a)(b)
IMPAC CMB Trust, 2004-07 1A1	0.914%	11/25/34	569,122	544,160	(a)
IMPAC CMB Trust, 2004-10 3A1	0.874%	3/25/35	532,188	514,466	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
IMPAC CMB Trust, 2007-A A	0.424%	5/25/37	$976,552	$943,664	(a)(b)
IMPAC Secured Assets Corp., 2004-3 1A4	0.974%	11/25/34	94,081	93,551	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.494%	3/25/36	432,719	312,781	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.526%	3/25/35	254,231	250,465	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	2.694%	10/25/35	624,071	541,652	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	850,000	868,807
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,930,000	1,673,673
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,599,771	1,608,970	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D	4.425%	11/15/31	1,830,000	1,783,474	(a)(b)
Lehman Mortgage Trust, 2006-4 2A2, IO	6.926%	8/25/36	6,222,429	1,673,849	(a)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.456%	2/25/37	19,857,264	5,465,732	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.364%	5/25/46	708,269	551,945	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.384%	4/25/46	1,080,159	821,835	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.374%	5/25/47	273,861	214,105	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	4.725%	5/25/36	805,806	763,138	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 E	3.012%	3/15/48	1,090,000	705,339	(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	2.647%	8/25/34	218,976	216,171	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.244%	6/25/36	53,928	28,879	(a)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	3,000,000	2,941,099	(b)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.364%	9/25/46	369,878	317,479	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.492%	5/25/35	46,191	46,271	(a)
Residential Accredit Loans Inc., 2007-QO4 A1	0.374%	5/25/47	1,776,251	1,486,228	(a)
Residential Accredit Loans Inc., 2007-QO4 A1A	0.364%	5/25/47	1,422,813	1,189,214	(a)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	10.923%	3/25/25	7,000,000	7,073,824	(a)
Structured ARM Loan Trust, 2005-02 A2	0.424%	2/25/35	306,378	265,924	(a)
Structured ARM Loan Trust, 2005-05 A3	0.404%	5/25/35	81,931	81,620	(a)
Structured ARM Loan Trust, 2005-11 3A	2.452%	5/25/35	1,971,334	1,820,762	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.354%	7/25/46	270,719	219,692	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.438%	9/25/33	714,715	714,303	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.524%	3/25/35	293,000	248,160	(a)(b)
Structured Asset Securities Corp., 2005-RF3 1A	0.524%	6/25/35	425,073	346,713	(a)(b)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.074%	3/25/44	52,970	48,170	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.225%	9/25/37	38,760	40,045	(a)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.890%	5/10/63	1,330,000	907,412	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.890%	5/10/63	2,340,000	860,874	(a)(b)
Voyager Countywide Delaware Trust, 2009-1 3QB1, IO	0.425%	3/16/30	1,500,006	1,286,983	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.494%	8/25/45	1,253,422	1,193,634	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.444%	12/25/45	726,675	676,812	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.464%	12/25/45	82,690	76,064	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR07 2A	1.108%	7/25/46	$301,937	$253,678	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	0.878%	6/25/47	520,873	451,143	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.444%	6/25/33	139,178	140,531	(a)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	460,000	374,607	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $457,185,965)				475,971,618

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 10.0%
ACE Securities Corp., 2004-OP1 M1	0.954%	4/25/34	1,029,728	983,504	(a)
ACE Securities Corp., 2006-GP1 A	0.434%	2/25/31	26,794	26,056	(a)
ACE Securities Corp., 2006-SD1 A1B	0.524%	2/25/36	101,233	101,141	(a)
ACE Securities Corp., 2006-SL2 A	0.514%	1/25/36	1,141,061	176,939	(a)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.549%	11/25/32	2,680,973	2,580,114	(a)
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	807,748	820,339
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	33,646	34,759	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.504%	7/25/36	895,015	736,108	(a)(b)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.315%	7/15/36	116,659	99,647	(a)
Credit-Based Asset Servicing and Securitization LLC, 2003-RP1 M1	1.724%	3/25/33	3,810,232	3,673,288	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.624%	12/25/42	962,456	916,352	(a)(b)
Fremont Home Loan Trust, 2002-1 M1	1.424%	8/25/33	3,003,914	2,777,849	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.384%	11/25/36	281,902	247,048	(a)
GSAA Home Equity Trust, 2007-4 A2	0.371%	3/25/37	2,614,634	1,446,737	(a)
GSAMP Trust, 2003-SEA A1	0.574%	2/25/33	133,212	125,074	(a)
GSAMP Trust, 2004-SEA2 M2	1.424%	3/25/34	7,000,000	6,480,383	(a)
IMC Home Equity Loan Trust, 1998-1 A5	7.450%	6/20/29	5,727,970	5,834,805
Long Beach Mortgage Loan Trust, 2001-3 M1	0.999%	9/25/31	800,419	733,747	(a)
Morgan Stanley ABS Capital I, 2002-HE3 M1	1.824%	3/25/33	2,612,235	2,472,113	(a)
New Century Home Equity Loan Trust, 2003-B M2	2.649%	11/25/33	9,537	9,148	(a)
Novastar Home Equity Loan, 2003-2 A2	0.854%	9/25/33	191,100	189,385	(a)
RAAC Series, 2005-SP2 2A	0.474%	6/25/44	2,689,892	2,332,134	(a)
RAAC Series, 2006-RP2 A	0.424%	2/25/37	44,857	44,450	(a)(b)
RAAC Series, 2006-RP3 A	0.444%	5/25/36	928,187	842,699	(a)(b)
Renaissance Home Equity Loan Trust, 2003-3 A	0.674%	12/25/33	468,120	457,294	(a)

Residential Asset Securities Corp., 2004-KS9 AI5	5.330%	10/25/34	1,933,755	1,580,468
Residential Asset Securities Corp., 2005-KS12 M1	0.614%	1/25/36	1,870,000	1,745,269	(a)
SACO I Trust, 2006-4 A1	0.514%	3/25/36	252,835	352,562	(a)
SACO I Trust, 2006-6 A	0.434%	6/25/36	404,731	671,771	(a)
SACO I Trust, 2006-7 A1	0.434%	7/25/36	78,036	126,412	(a)
SMB Private Education Loan Trust, 2014-A C	4.500%	9/15/45	9,360,000	7,768,800	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	9,758,760	(b)(c)(d)
Social Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	2,500	12,610,294	(b)(d)
Structured Asset Investment Loan Trust, 2003-BC1 A2	0.854%	1/25/33	279,457	267,767	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.391%	2/25/36	1,446,135	124,496	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.604%	3/25/37	166,566	163,229	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $67,386,783)				69,310,941

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 15.1%
FHLMC - 3.2%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$3,265	$3,312
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	97,594	104,483
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	543,445	609,879
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	8/1/43	19,105,590	20,833,590
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	11/1/15-2/1/16	8,775	8,841
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-6/1/16	65,960	67,185
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	106,010	109,510
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	1,615	1,631
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	34,200	38,383

Total FHLMC				21,776,814

FNMA - 10.6%
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	134	134
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/16	58,040	61,020
Federal National Mortgage Association (FNMA)	6.500%	7/1/16	4,145	4,226
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-12/1/18	231,016	242,830
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	148,856	173,701
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	10	10
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	1,882	2,088
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	395,077	440,063
Federal National Mortgage Association (FNMA)	2.500%	5/18/30	14,500,000	14,863,066	(e)
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-10/1/33	8,199,430	8,901,886
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-4/1/38	80,497	87,811
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/43	20,106,398	20,606,557
Federal National Mortgage Association (FNMA)	3.500%	5/13/45	11,000,000	11,526,367	(e)
Federal National Mortgage Association (FNMA)	4.000%	5/13/45	15,300,000	16,333,944	(e)

Total FNMA				73,243,703

GNMA - 1.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	73,488	89,314
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	198,425	213,837
Government National Mortgage Association (GNMA)	6.000%	11/15/32	952,842	1,125,467
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	2,668,503	3,000,568
Government National Mortgage Association (GNMA)	1.991%	6/20/60	4,492,408	4,762,298	(a)
Government National Mortgage Association (GNMA) II	1.369%	8/20/58	112,730	114,769	(a)

Total GNMA				9,306,253

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $101,743,634)				104,326,770

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.1%
U.S. Government Obligations - 1.1%
U.S. Treasury Notes	1.500%	11/30/19	$4,000,000	$4,030,936
U.S. Treasury Notes	2.250%	11/15/24	3,500,000	3,598,438

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $7,496,521)				7,629,374

		EXPIRATION DATE	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
Interest rate swaption with Deutsche Bank Securities Inc., Put @ 1.57% (Cost - $240,000)		9/14/15	100,000,000	116,470

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $634,052,903)				657,355,173

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.4%
U.S. Government Agencies - 4.4%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $30,492,765)	0.140%	6/1/15	30,500,000	30,497,377	(f)

TOTAL INVESTMENTS - 99.4% (Cost - $664,545,668#)				687,852,550
Other Assets in Excess of Liabilities - 0.6%				4,446,682

TOTAL NET ASSETS - 100.0%				$692,299,232

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2015, the Fund held TBA securities with a total cost of $42,685,516.

(f)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CMB	— Cash Management Bill
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE RATE	NOTIONAL AMOUNT	VALUE
Interest rate swaption with Deutsche Bank Securities Inc., Call (Premiums received - $200,000)	9/14/15	1.07%	$100,000,000	$325,334

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Collateralized mortgage obligations	—	$468,899,118	$7,072,500	$475,971,618
Asset-backed securities	—	59,552,181	9,758,760	69,310,941
Mortgage-backed securities	—	104,326,770	—	104,326,770
U.S. government & agency obligations	—	7,629,374	—	7,629,374
Purchased options	—	116,470	—	116,470

Total long-term investments	—	$640,523,913	$16,831,260	$657,355,173

Short-term investments†	—	30,497,377	—	30,497,377

Total investments	—	$671,021,290	$16,831,260	$687,852,550

Other financial instruments:
Futures contracts	$2,845,739	—	—	$2,845,739

Total	$2,845,739	$671,021,290	$16,831,260	$690,698,289

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	—	$325,334	—	$325,334
Futures contracts	$2,404,936	—	—	2,404,936
OTC credit default swaps on credit indices - sell protection‡	—	55,852	—	55,852

Total	$2,404,936	$381,186	—	$2,786,122

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	ASSET- BACKED SECURITIES	TOTAL
Balance as of December 31, 2014	$5,200,119	—	$5,200,119
Accrued premiums/discounts	10,358	—	10,358
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	57,810	—	57,810
Purchases	7,072,500	—	7,072,500
Sales	—	—	—
Transfers into Level 3[2]	—	$9,758,760	9,758,760
Transfers out of Level 3[3]	(5,268,287)	—	(5,268,287)

Balance as of March 31, 2015	$7,072,500	$9,758,760	$16,831,260

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015[1]	—	—	$57,810

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,895,758
Gross unrealized depreciation	(19,588,876)

Net unrealized appreciation	$23,306,882

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	150	6/16	$36,849,863	$37,113,750	$263,887
U.S. Treasury 10-Year Notes	1,557	6/15	198,775,748	200,707,031	1,931,283
U.S. Treasury Ultra Long-Term Bonds	147	6/15	24,321,056	24,971,625	650,569

					$2,845,739

Contracts to Sell:
90-Day Eurodollar	150	6/18	36,243,263	36,714,375	(471,112)
U.S. Treasury 02-Year Notes	56	6/15	12,220,068	12,272,750	(52,682)
U.S. Treasury 05-Year Notes	2,123	6/15	253,326,679	255,207,821	(1,881,142)

					$(2,404,936)

Net unrealized appreciation on open futures contracts					$440,803

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	$100,000	10/17/57	3.000% monthly	$(4,296)	$(4,555)	$259
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	200,000	10/17/57	3.000% monthly	(8,593)	(10,276)	1,683
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	200,000	10/17/57	3.000% monthly	(8,593)	(9,668)	1,075
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	300,000	11/17/57	3.000% monthly	(12,889)	(13,432)	543
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	100,000	10/17/57	3.000% monthly	(4,296)	(4,551)	255
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	100,000	10/17/57	3.000% monthly	(4,296)	(4,588)	292
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	300,000	10/17/57	3.000% monthly	(12,889)	(15,634)	2,745

Total	$1,300,000			$(55,852)	$(62,704)	$6,852

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 27, 2015